Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Foreign currency translation adjustment, tax